LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

August 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Global Fund, Inc. (the “Registrant”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to add Lord Abbett Emerging Markets Corporate Debt Fund (the “New Fund”) as a new series of the Registrant. The New Fund will pursue total return by investing principally in U.S. dollar-denominated emerging market corporate debt instruments, and derivatives with similar economic characteristics.

The Amendment also reflects certain editorial and other changes. Before the designated effective date of October 28, 2013, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary